Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash held in banks	$ 1,029	$ 498
Bank deposits in U.S.$ (annual average interest rates 1.81% and 1.37%)	8,707	8,507
Total	$ 9,736	$ 9,005	$ 3,020	$ 262